Financial Instruments (Details) - Schedule of warrants fair value using Black–Scholes OPM	1 Months Ended	12 Months Ended
	Mar. 23, 2020 $ / shares	Dec. 31, 2020 $ / shares
Schedule of warrants fair value using Black–Scholes OPM [Abstract]
Dividend yield (%)	0.00%	0.00%
Expected volatility (%)	122.01%	132.00%
Risk-free interest rate (%)	0.38%	0.38%
Underlying Share Price ($) (in Dollars per share)	$ 30.1	$ 3.625
Exercise price ($)	24.5	24.5
Warrants fair value ($) (in Dollars per share)	$ 25.2	$ 2.22